UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Select Growth Fund

January 31, 2009

	Number of
	Shares	Value
Common Stock – 97.73%²
Basic Industry/Capital Goods – 6.25%
Deere & Co.	24,600	$854,604
±†Hansen Transmissions	941,200	1,448,741
Monsanto	15,700	1,194,142
Newmont Mining	103,100	4,101,318
Praxair	18,600	1,158,036
Yamana Gold	136,300	1,098,578
		9,855,419
Business Services – 19.96%
Corporate Executive Board	58,700	1,185,740
Expeditors International Washington	85,100	2,366,631
†Google Class A	15,520	5,253,986
*Heartland Payment Systems	573,100	5,198,017
*†Lamar Advertising Class A	59,800	538,798
*MasterCard Class A	36,900	5,010,282
†Research in Motion	93,800	5,196,520
*†VeriFone Holdings	601,632	2,785,556
Visa Class A	79,600	3,928,260
		31,463,790
Consumer Non-Durables – 6.90%
*†NetFlix	154,500	5,583,630
*NIKE Class B	26,300	1,190,075
†Peet's Coffee & Tea	49,300	1,001,776
*Staples	86,100	1,372,434
*Whole Foods Market	169,500	1,737,375
		10,885,290
Consumer Services – 6.64%
DineEquity	175,826	1,554,302
†eBay	149,600	1,798,192
International Game Technology	23,200	245,920
†Interval Leisure Group	462,800	2,318,628
*†MGM MIRAGE	44,954	359,632
Weight Watchers International	184,052	4,198,226
		10,474,900
Energy – 4.99%
*Core Laboratories	60,900	4,091,871
EnCana	24,000	1,064,160
EOG Resources	32,700	2,216,079
Suncor Energy	25,700	494,725
		7,866,835
Financials – 13.90%
*†Affiliated Managers Group	35,800	1,438,802
Bank of New York Mellon	120,281	3,096,033
CME Group	33,300	5,791,203
†IntercontinentalExchange	118,600	6,751,898
*optionsXpress Holdings	444,100	4,836,249
		21,914,185
Health Care – 12.83%
*†ABIOMED	74,500	1,005,005
Allergan	107,600	4,101,712
†Genentech	70,200	5,703,048

†Gilead Sciences	20,600	1,045,862
†Intuitive Surgical	14,500	1,496,835
†Medco Health Solutions	82,000	3,684,260
Novo-Nordisk ADR	8,400	446,292
UnitedHealth Group	96,700	2,739,511
		20,222,525
Technology – 26.26%
†Apple	91,125	8,213,095
*Blackbaud	106,400	1,184,232
†Crown Castle International	239,200	4,669,184
†Intuit	118,800	2,690,820
*†j2 Global Communications	241,600	4,730,528
QUALCOMM	187,300	6,471,215
*†SBA Communications Class A	56,700	1,128,330
†Teradata	317,300	4,166,149
*†VeriSign	421,700	8,143,027
		41,396,580
Total Common Stock (cost $214,872,518)		154,079,524

	Principal
	Amount
Repurchase Agreement** – 4.73%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $7,452,130
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $7,603,356)	$7,452,000	7,452,000
Total Repurchase Agreement (cost $7,452,000)		7,452,000

Total Value of Securities Before Securities Lending Collateral – 102.46%
(cost $222,324,518)		161,531,524

	Number of
	Shares
Securities Lending Collateral*** – 17.20%
Investment Companies
Mellon GSL DBT II Collateral Fund	27,784,252	27,121,032
†Mellon GSL DBT II Liquidation Trust	988,494	99
Total Securities Lending Collateral (cost $28,772,746)		27,121,131

Total Value of Securities – 119.66%
(cost $251,097,264)		188,652,655 ©
Obligation to Return Securities Lending Collateral*** – (18.25%)		(28,772,746)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.41%)		(2,226,338)
Net Assets Applicable to 10,588,658 Shares Outstanding – 100.00%		$157,653,571

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
±Security is being valued based on international fair value pricing. At January 31, 2009, the aggregate amount of international fair value priced securities was $1,448,741, which represented 0.92% of the Fund's net assets. See Note 1 in "Notes."
©Includes $26,459,419 of securities loaned.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$255,169,329
Aggregate unrealized appreciation	6,560,234
Aggregate unrealized depreciation	(73,076,908)
Net unrealized depreciation	$(66,516,674)

For federal income tax purposes, at April 30, 2008, capital loss carryforwards of $562,244,392 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $357,796,276 expires in 2010, $185,917,705 expires in 2011 and $18,530,411 expires in 2012.

Effective May 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs that are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$160,082,783
Level 2	28,569,773
Level 3	99
Total	$188,652,655

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 4/30/08	$53,379
Net change in unrealized
appreciation/depreciation	(53,280)
Balance as of 1/31/09	$99

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/09	$(53,280)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of the securities on loan was $26,459,419, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Large Cap Core Fund

January 31, 2009

	Number of
	Shares	Value
Common Stock – 97.77%
Basic Materials – 3.07%
Cytec Industries	160	$3,270
duPont (E.I.) deNemours	370	8,495
Lubrizol	310	10,577
Monsanto	170	12,931
†Owens-Illinois	340	6,460
		41,733
Business Services – 1.04%
DeVry	80	4,286
Republic Services	380	9,827
		14,113
Capital Goods – 8.31%
Boeing	220	9,308
Caterpillar	220	6,787
Fluor	250	9,725
General Electric	1,280	15,526
Goodrich	560	21,649
Honeywell International	370	12,140
Rockwell Collins	270	10,174
Roper Industries	190	7,817
United Technologies	410	19,676
		112,802
Communication Services – 3.02%
†MetroPCS Communications	820	11,144
Verizon Communications	1,000	29,870
		41,014
Consumer Discretionary – 0.65%
†Urban Outfitters	570	8,881
		8,881
Consumer Services – 3.85%
Burger King Holdings	1,020	22,695
McDonald's	510	29,590
		52,285
Consumer Staples – 12.74%
Colgate-Palmolive	230	14,959
CVS Caremark	790	21,235
†Jarden	910	9,491
PepsiCo	700	35,161
Procter & Gamble	930	50,685
Wal-Mart Stores	880	41,466
		172,997
Energy – 14.73%
Apache	150	11,250
Arch Coal	360	5,468
Chevron	310	21,861
ConocoPhillips	550	26,142
EOG Resources	210	14,232
Exxon Mobil	500	38,239
†Nabors Industries	630	6,899
†National Oilwell Varco	440	11,634
Noble	190	5,159

Occidental Petroleum	680	37,094
Schlumberger	320	13,059
St. Mary Land & Exploration	460	8,901
		199,938
Financials – 9.12%
Bank of America	1,800	11,842
Berkley (W.R.)	370	9,798
Blackstone Group	700	3,157
Capital One Financial	440	6,970
JPMorgan Chase	1,030	26,275
PNC Financial Services Group	170	5,528
Prudential Financial	360	9,270
Travelers Companies	390	15,070
U.S. Bancorp	600	8,904
†Visa Class A	200	9,870
Wells Fargo	910	17,199
		123,883
Health Care – 17.49%
†Amgen	400	21,940
†Express Scripts Class A	320	17,203
†Genentech	170	13,811
†Gen-Probe	190	8,554
†Gilead Sciences	580	29,447
†Hologic	730	8,607
Johnson & Johnson	770	44,420
Medtronic	530	17,750
Merck	840	23,982
†Thermo Fisher Scientific	300	10,779
UnitedHealth Group	640	18,131
Wyeth	530	22,774
		237,398
Media – 2.35%
Comcast Class A	750	10,988
Disney (Walt)	690	14,268
†Viacom Class B	450	6,638
		31,894
Real Estate – 0.38%
Simon Property Group	120	5,158
		5,158
Technology – 16.64%
Accenture Class A	380	11,993
†Apple	290	26,138
Applied Materials	930	8,714
†Cisco Systems	1,290	19,311
†EMC	1,450	16,008
†Google Class A	70	23,697
Hewlett-Packard	560	19,460
Intel	1,600	20,640
International Business Machines	110	10,082
†McAfee	330	10,062
Microsoft	1,820	31,121
QUALCOMM	590	20,385
†Symantec	540	8,278
		225,889
Transportation – 1.27%
Norfolk Southern	450	17,262
		17,262
Utilities – 3.11%
Exelon	390	21,146
Sempra Energy	480	21,043
		42,189
Total Common Stock (cost $1,851,555)		1,327,436

	Principal
	Amount
Repurchase Agreement* – 3.46%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $47,001
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $47,955)	$47,000	47,000
Total Repurchase Agreement (cost $47,000)		47,000

Total Value of Securities Before Securities Lending Collateral – 101.23%
(cost $1,898,555)		1,374,436
	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust	394	0
Total Securities Lending Collateral (cost $394)		0

Total Value of Securities – 101.23%
(cost $1,898,949)		1,374,436
Obligation to Return Securities Lending Collateral** – (0.03%)		(394)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.20%)		(16,252)
Net Assets Applicable to 253,790 Shares Outstanding – 100.00%		$1,357,790

†Non income producing security.
*See Note 1 in “Notes.”
**See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Large Cap Core Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,899,104
Aggregate unrealized appreciation	35,103
Aggregate unrealized depreciation	(559,771)
Net unrealized depreciation	$(524,668)

Effective November 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$1,374,436
Level 2	-
Level 3	-
Total	$1,374,436

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 4/30/08	$0
Net change in unrealized appreciation/depreciation	0
Balance as of 1/31/09	$0

Net change in unrealized
appreciation/depreciation on
investments still held as of 1/31/09	$0

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2009, there were no outstanding securities on loan.

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: